Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2015
No Load | Forward Total MarketPlus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Forward Total MarketPlus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first two years. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund primarily invests in investments that have similar economic characteristics to common stocks of companies with a range of large, mid and small market capitalization, such as those in the Fund’s benchmark, the Russell 3000 Index (the “Benchmark”). The Fund typically does not invest directly in stocks but instead seeks investment exposures through investments in derivative instruments such as swaps, structured notes, futures and options (collectively, “Structured Products”). Although Forward Management, LLC (“Forward Management” or the “Advisor”) generally uses Structured Products to obtain broad market exposures similar to the Benchmark, the Advisor seeks to exceed the daily performance of the Benchmark. The Structured Products may be purchased with a fraction of the assets that would be needed to purchase stocks providing similar investment exposures directly, and the remainder of the Fund’s assets may be invested in fixed income instruments and in additional strategies as further discussed below.

Additionally, Forward Management uses five asset allocation strategies designed to complement the Fund’s broad equity market exposures and fixed income investments. Forward Management actively allocates a significant portion of the Fund’s assets to these strategies with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which equity markets decline or the fixed income portion of the Fund’s portfolio underperforms or loses value (e.g., periods of rising interest rates). Forward Management allocates the Fund’s assets among these five strategies based on various market factors and implements these strategies through investments in Structured Products:
Carry Trade: A strategy that seeks to capture the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high interest rates and short positions in currencies of countries with low interest rates, the strategy attempts to capture the difference between interest rates.
Equity Arbitrage: A strategy that seeks to capture the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, the strategy ranks equity securities based on forecasted returns and takes a short position in equity securities with the lowest forecasted return and a long position in equity securities with the highest forecasted return.
Volatility Arbitrage: A strategy that seeks to capture the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), the strategy attempts to capture the excess return that is generated if the realized volatility of the underlying equity security eventually proves to be higher than the option’s expected volatility. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), the strategy attempts to capture the excess return that is generated if the realized volatility of the underlying equity security is ultimately lower than the option’s expected volatility.
Roll Yield: A strategy that seeks to capture the differences in the yield on commodity contracts that have different expiration dates. By investing in a basket of long and short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, the strategy attempts to capture the mispricing of short-dated contracts.
Rate Arbitrage: A strategy that seeks to capture changes in the yield curve, inflation-protected securities premiums, or changes in duration. For example, by taking a long position in inflation-protected securities and a short position in the overall bond market when the inflation rate is expected to rise, the strategy attempts to capture the market’s mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when the inflation rate is expected to fall, the strategy attempts to capture the market’s mispricing of inflation-protected securities when inflation expectations are low.
		The Fund typically invests a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality, and exchange-traded funds (“ETFs”) that invest in these fixed income instruments. Forward Management actively manages the Fund’s fixed income investments with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2015, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.67.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an underlying fund for one or more of the Trust’s “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

		Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

		On September 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-999-6809
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.forwardinvesting.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter – September 30, 2009	20.57%
Worst Quarter – December 31, 2008	–25.12%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
No Load | Forward Total MarketPlus Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	438
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,790
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	438
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,790
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	14.69%
10 Years	rr_AverageAnnualReturnYear10	6.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 1998
No Load | Forward Total MarketPlus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	580
10 Years	rr_ExpenseExampleYear10	1,341
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	313
5 Years	rr_ExpenseExampleNoRedemptionYear05	580
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,341
2005	rr_AnnualReturn2005	12.98%
2006	rr_AnnualReturn2006	13.75%
2007	rr_AnnualReturn2007	(2.89%)
2008	rr_AnnualReturn2008	(40.33%)
2009	rr_AnnualReturn2009	32.90%
2010	rr_AnnualReturn2010	25.13%
2011	rr_AnnualReturn2011	(4.94%)
2012	rr_AnnualReturn2012	16.16%
2013	rr_AnnualReturn2013	31.33%
2014	rr_AnnualReturn2014	11.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.12%)
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	15.15%
10 Years	rr_AverageAnnualReturnYear10	7.19%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 1992
No Load | Forward Total MarketPlus Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Years	rr_AverageAnnualReturnYear05	13.72%
10 Years	rr_AverageAnnualReturnYear10	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	8.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 1992
No Load | Forward Total MarketPlus Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.47%
5 Years	rr_AverageAnnualReturnYear05	11.60%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 1992
No Load | Forward Total MarketPlus Fund | Russell 3000 Index | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	15.63%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
No Load | Forward Total MarketPlus Fund | Russell 3000 Index | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	15.63%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%

[1]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund's Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.25% and 0.85%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.